TAXATION, Reconciliation of Income Tax Benefits/(Expenses) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between Provision for Income Tax Benefits / (Expense) by Applicable Tax Rate [Abstract]
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(14.70%)	(24.21%)	(22.71%)
Effect of income tax difference under different tax jurisdictions	(0.77%)	0.53%	(4.03%)
Effect of tax losses not recognized in deferred tax assets	(1.07%)	0.49%	0.75%
Prior year true-ups	(0.16%)	(5.06%)	16.05%
Effect of non-taxable income	0.05%	0.00%	0.00%
Others	0.06%	0.10%	(0.27%)
Total	0.41%	(11.15%)	6.79%